REPORT FOR THE CALENDAR QUARTER, ENDED December 31, 2008

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended December 31, 2008

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of February, 2009.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         27,925,938
Form 13 F Information Table Value Total:    162,802 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108     1833     6320 SH       SOLE                   6320        0        0
D BLACKSTONE GROUP LP /THE BX JA CALL             09253U108     7454    51408 SH       SOLE                  51408        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    22893     7123 SH       SOLE                   7123        0        0
D AMPHENOL CORP NEW              CL A             032095101    20475   853828 SH       SOLE                 853828        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    12457  2025454 SH       SOLE                2025454        0        0
D FEDERAL NATL MTG ASSN          COM              313586109    17499 23025020 SH       SOLE               23025020        0        0
D GENERAL DYNAMICS CORP          COM              369550108    20562   357049 SH       SOLE                 357049        0        0
D LOCKHEED MARTIN CORP           COM              539830109    32204   383017 SH       SOLE                 383017        0        0
D WILLIAMS COS INC DEL           COM              969457100    10788   745000 SH       SOLE                 745000        0        0
D XTO ENERGY INC                 COM              98385X106    16638   471719 SH       SOLE                 471719        0        0
S REPORT SUMMARY                 10 DATA RECORDS  162802  27925938      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED